                          UBS PACE Select Advisors Trust
                               51 West 52nd Street
                           New York, New York 10019-6114




                                                            December 20, 2004



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:     UBS PACE Select Advisors Trust (the "Trust")
            File Nos. 33-87254 and 811-8764

Ladies and Gentlemen:

   Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

   (a) the form of Prospectuses relating to Class A, B, C, Y and P, dated December 1, 2004 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Trust's registration statement on Form N-1A, which is the most recent amendment filed with the Commission;

   (b) the text of Post-Effective Amendment No. 17 was filed electronically with the Commission on November 23, 2004.

If you have any questions regarding the foregoing, please call me at 212-882-5572.

                                         Sincerely,


                                     By:  /s/ James Capezzuto
                                          --------------------------------------
                                          James Capezzuto
                                          Vice President and Assistant Secretary